INVESTMENTS, DEBT AND DERIVATIVES - Schedule of Reconciliation of Cash Flows From Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	$ 894	$ 898
Cash flows
Proceeds from borrowings, net of fees paid	7	0	$ 0
Repayment of debt	(743)	(29)
Interest paid	(77)	(78)
Non-cash movements
Loan Note receipt	178
Interest and fee accruals	79	80
Lease additions, disposals, impairment and modifications	118	76
Foreign currency translation	24	(42)
Warrants issued	27
Put option exercised	(7)
Other financial liabilities	16	(11)
Liabilities arising from financing activities at end of period	516	894	898
Bonds and interest accrued on bonds
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	591	602
Cash flows
Proceeds from borrowings, net of fees paid	7
Repayment of debt	(583)	0
Interest paid	(19)	(25)
Non-cash movements
Loan Note receipt	0
Interest and fee accruals	18	26
Lease additions, disposals, impairment and modifications	0	0
Foreign currency translation	26	(12)
Warrants issued	0
Put option exercised	0
Other financial liabilities	0	0
Liabilities arising from financing activities at end of period	40	591	602
Loan note VEON Amsterdam
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0	4
Cash flows
Proceeds from borrowings, net of fees paid	0
Repayment of debt	(123)	0
Interest paid	0	0
Non-cash movements
Loan Note receipt	178
Interest and fee accruals	2	0
Lease additions, disposals, impairment and modifications	0	0
Foreign currency translation	0	0
Warrants issued	0
Put option exercised	0
Other financial liabilities	0	(4)
Liabilities arising from financing activities at end of period	57	0	4
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	294	281
Cash flows
Proceeds from borrowings, net of fees paid	0
Repayment of debt	(37)	(29)
Interest paid	(58)	(53)
Non-cash movements
Loan Note receipt	0
Interest and fee accruals	59	54
Lease additions, disposals, impairment and modifications	118	76
Foreign currency translation	(2)	(30)
Warrants issued	0
Put option exercised	0
Other financial liabilities	0	(5)
Liabilities arising from financing activities at end of period	374	294	281
Warrants
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0
Cash flows
Proceeds from borrowings, net of fees paid	0
Repayment of debt	0
Interest paid	0
Non-cash movements
Loan Note receipt	0
Interest and fee accruals	0
Lease additions, disposals, impairment and modifications	0
Foreign currency translation	0
Warrants issued	27
Put option exercised	0
Other financial liabilities	0
Liabilities arising from financing activities at end of period	27	0
Put option liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	9	11
Cash flows
Proceeds from borrowings, net of fees paid	0
Repayment of debt	0	0
Interest paid	0	0
Non-cash movements
Loan Note receipt	0
Interest and fee accruals	0	0
Lease additions, disposals, impairment and modifications	0	0
Foreign currency translation	0	0
Warrants issued	0
Put option exercised	(7)
Other financial liabilities	0	(2)
Liabilities arising from financing activities at end of period	2	9	$ 11
Other financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	0
Cash flows
Proceeds from borrowings, net of fees paid	0
Repayment of debt	0
Interest paid	0
Non-cash movements
Loan Note receipt	0
Interest and fee accruals	0
Lease additions, disposals, impairment and modifications	0
Foreign currency translation	0
Warrants issued	0
Put option exercised	0
Other financial liabilities	16
Liabilities arising from financing activities at end of period	$ 16	$ 0